UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

December 31, 2014

MFS® INTERNATIONAL NEW DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

12/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 96.8%
Aerospace - 1.0%
Cobham PLC	2,610,209	$13,088,635
Meggitt PLC	2,361,020	18,872,460
MTU Aero Engines AG	155,880	13,611,006
Saab AB, “B”	199,440	5,150,299

		$50,722,400
Airlines - 1.9%
Controladora Vuela Compania de Aviacion S.A.B. de C.V., ADR (a)	1,050,450	$9,475,059
Copa Holdings S.A., “A”	345,615	35,819,539
Koninklijke Vopak N.V.	114,209	5,916,489
Stagecoach Group PLC	6,988,526	40,121,619

		$91,332,706
Alcoholic Beverages - 0.4%
Carlsberg Group	147,199	$11,430,830
Davide Campari-Milano S.p.A.	1,242,119	7,711,020

		$19,141,850
Apparel Manufacturers - 2.0%
Burberry Group PLC	506,753	$12,840,419
Christian Dior S.A.	206,742	35,323,330
Gerry Weber International AG	380,243	15,712,860
Global Brands Group Holding Ltd. (a)	4,225,138	825,867
Li & Fung Ltd.	4,225,138	3,955,627
Samsonite International S.A.	2,866,200	8,501,041
Stella International Holdings Ltd.	7,507,591	19,796,530

		$96,955,674
Automotive - 2.1%
D’Ieteren S.A.	270,598	$9,592,270
ElringKlinger AG	270,538	9,426,461
Ford Otomotiv Sanayi S.A.	290,456	4,049,750
GKN PLC	2,397,446	12,716,464
Guangzhou Automobile Group Co. Ltd., “H”	25,307,750	22,872,754
Koito Manufacturing Co. Ltd.	715,000	21,807,253
Tofas Turk Otomobil Fabriikasi A.S.	595,860	4,071,006
USS Co. Ltd.	1,161,900	17,880,461

		$102,416,419
Biotechnology - 0.2%
Abcam PLC	550,379	$3,985,663
Lonza Group AG	57,685	6,500,940

		$10,486,603
Broadcasting - 0.9%
Havas S.A.	2,199,204	$17,981,369
Nippon Television Holdings, Inc.	610,800	8,987,379
ProSiebenSat.1 Media AG	160,644	6,770,509
Proto Corp.	568,700	8,196,517

		$41,935,774
Brokerage & Asset Managers - 5.0%
Aberdeen Asset Management PLC	5,750,988	$38,411,566
Bolsa Mexicana de Valores S.A. de C.V.	5,397,996	9,776,122

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Brokerage & Asset Managers - continued
CETIP S.A. Mercados Organizados	985,273	$11,935,065
Computershare Ltd.	2,134,790	20,416,565
Daiwa Securities Group, Inc.	2,388,000	18,596,822
Hargreaves Lansdown PLC	1,114,687	17,379,853
ICAP PLC	1,982,375	13,827,381
IG Group Holdings PLC	2,141,489	23,869,081
Osaka Securities Exchange Co. Ltd.	148,400	3,457,477
Rathbone Brothers PLC	875,165	27,815,889
Schroders PLC	1,156,966	47,950,965
Yuanta Financial Holding Co. Ltd.	26,005,644	12,595,061

		$246,031,847
Business Services - 12.5%
Amadeus Fire AG	183,730	$13,820,456
Amadeus Holdings AG	1,729,808	68,737,740
Ashtead Group PLC	521,672	9,222,749
Brenntag AG	506,043	28,479,809
Brunel International N.V.	295,818	4,848,057
Bunzl PLC	6,163,489	168,015,737
Capgemini	157,646	11,228,806
Capita PLC	1,745,082	29,246,124
Cognizant Technology Solutions Corp., “A” (a)	553,061	29,124,192
Compass Group PLC	2,423,482	41,306,602
CTS Eventim AG	270,894	8,051,367
DKSH Holding Ltd.	50,944	3,885,666
Edenred	303,993	8,443,922
Electrocomponents PLC	1,448,122	4,802,344
Exova Group PLC (a)	3,324,060	8,289,408
Intertek Group PLC	700,179	25,380,674
LPS Brasil - Consultoria de Imoveis S.A.	1,362,800	3,294,046
LSL Property Services PLC	2,219,605	10,309,239
MITIE Group PLC	2,284,803	9,854,309
Nomura Research Institute Ltd.	741,800	22,777,665
Premier Farnell PLC	2,240,743	6,146,663
Rightmove PLC	983,204	34,230,262
Sodexo	371,989	36,473,327
Travis Perkins PLC	386,837	11,137,062
Wolseley PLC	75,502	4,298,204
Zoopla Property Group PLC (l)	4,860,060	14,771,550

		$616,175,980
Cable TV - 1.8%
Astro Malaysia Holdings Berhad	22,838,759	$19,791,632
Eutelsat Communications	534,604	17,282,347
Liberty Global PLC, “A” (a)	168,541	8,461,601
Liberty Global PLC, “C” (a)	415,814	20,087,974
SES	586,448	21,036,510

		$86,660,064
Chemicals - 0.7%
Orica Ltd.	1,081,137	$16,569,242
Victrex PLC	478,278	15,444,594

		$32,013,836

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 1.8%
AVEVA Group PLC	202,796	$4,153,263
Dassault Systemes S.A.	106,732	6,495,539
OBIC Business Consultants Co. Ltd.	316,800	8,772,420
OBIC Co. Ltd.	1,853,600	59,472,635
Totvs S.A.	625,528	8,236,205

		$87,130,062
Computer Software - Systems - 1.6%
Brother Industries Ltd.	1,293,000	$23,458,587
Konica Minolta, Inc.	1,102,000	11,886,801
Linx S.A.	421,700	7,947,754
NICE Systems Ltd.	413,463	20,930,086
Venture Corp. Ltd.	2,177,000	12,933,975

		$77,157,203
Conglomerates - 1.1%
DCC PLC	470,603	$25,864,373
First Pacific Co. Ltd.	20,751,150	20,483,634
Smiths Group PLC	335,505	5,678,454

		$52,026,461
Construction - 2.8%
Bellway PLC	2,004,345	$60,210,132
DuluxGroup Ltd.	2,762,757	13,003,924
Geberit AG	88,440	30,054,858
Semen Indonesia Persero Tbk PT	4,281,720	5,562,707
Techtronic Industries Co. Ltd.	9,657,500	30,949,295

		$139,780,916
Consumer Products - 3.0%
Beiersdorf AG	267,000	$21,782,279
Dabur India Ltd.	7,147,854	26,423,733
Kobayashi Pharmaceutical Co. Ltd.	401,300	23,416,331
LG Household & Healthcare Ltd. (a)	42,878	24,303,320
Milbon Co. Ltd.	241,596	6,576,821
PZ Cussons	404,893	1,920,442
Shiseido Co. Ltd.	222,500	3,115,755
Societe BIC S.A.	49,516	6,571,478
Uni-Charm Corp.	1,405,500	33,822,829

		$147,932,988
Consumer Services - 2.4%
Abril Educacao S.A. (a)	1,550,670	$6,632,728
Dignity PLC	1,558,827	46,380,830
Estacio Participacoes S.A.	2,069,721	18,316,374
GAEC Anima Educacao S.A.	734,900	9,699,750
Kakaku.com, Inc.	289,200	4,157,807
Kroton Educacional S.A.	2,718,816	15,665,954
Localiza Rent a Car S.A.	701,513	9,344,509
Park24 Co Ltd.	321,000	4,727,144
Rakuten	180,200	2,508,854

		$117,433,950
Containers - 0.6%
Fuji Seal International, Inc.	162,000	$4,736,504
Mayr-Melnhof Karton AG	127,604	13,242,132

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Containers - continued
Viscofan S.A.	262,132	$13,911,060

		$31,889,696
Electrical Equipment - 2.3%
Bajaj Electricals Ltd.	3,180,935	$11,043,957
Domino Printing Sciences PLC	1,206,483	12,331,731
IMI PLC	595,477	11,657,189
Kaba Holding AG	4,278	2,157,109
Keyence Corp.	15,500	6,865,537
Legrand S.A.	238,002	12,459,135
OMRON Corp.	103,621	4,644,340
Pfeiffer Vacuum Technology AG	69,906	5,802,857
Sensata Technologies Holding B.V. (a)	322,693	16,912,340
Spectris PLC	933,561	30,439,069

		$114,313,264
Electronics - 3.2%
Advantech Co. Ltd.	2,079,893	$15,325,004
ASM International N.V.	616,574	25,961,414
Chroma Ate, Inc.	8,414,000	21,713,656
Halma PLC	1,384,817	14,763,096
Hirose Electric Co. Ltd.	79,708	9,279,307
Infineon Technologies AG	1,431,553	15,347,743
Seoul Semiconductor Co. Ltd. (a)	811,390	14,753,247
Siliconware Precision Industries Co.	15,848,000	23,895,327
Stanley Electric Co. Ltd.	700,631	15,144,170

		$156,182,964
Energy - Independent - 1.2%
Cairn Energy PLC (a)	1,719,978	$4,721,423
Canadian Oil Sands Ltd.	620,200	5,562,475
Gran Tierra Energy, Inc. (a)	5,886,705	22,598,299
Japan Petroleum Exploration Co. Ltd.	99,000	3,102,042
MEG Energy Corp. (a)	438,942	7,386,225
TORC Oil & Gas Ltd.	1,238,841	8,210,601
Tourmaline Oil Corp. (a)	163,093	5,432,690

		$57,013,755
Engineering - Construction - 0.9%
JGC Corp.	922,000	$19,001,569
Mills Estruturas e Servicos de Engenharia S.A.	1,699,500	6,105,720
Outotec Oyj (l)	428,741	2,258,455
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	954,760	11,479,446
Toshiba Plant Kensetsu Co. Ltd.	291,000	4,466,521

		$43,311,711
Food & Beverages - 3.0%
Britvic PLC	833,189	$8,682,235
Calbee, Inc.	399,400	13,787,572
Chr. Hansen Holding A.S.	429,346	19,103,689
Coca-Cola HBC AG	320,235	6,093,053
Grupo Lala S.A.B. de C.V. (a)	3,858,600	7,435,398
Kerry Group PLC	292,910	20,227,648
M. Dias Branco S.A. Industria e Comercio de Alimentos	408,800	13,994,733
P/f Bakkafrost	794,729	17,860,876
Shenguan Holdings Group Ltd.	24,197,505	8,050,597

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - continued
Super Group Ltd.	12,961,000	$11,156,088
Tate & Lyle PLC	488,682	4,592,808
Want Want China Holdings Ltd.	14,631,146	19,193,849

		$150,178,546
Food & Drug Stores - 3.2%
Alimentation Couche-Tard, Inc.	840,245	$35,213,917
Booker Group PLC	16,504,465	42,084,233
Cosmos Pharmaceutical Corp.	108,000	14,753,196
Dairy Farm International Holdings Ltd.	2,009,409	18,084,681
E-Mart Co. Ltd. (a)	40,821	7,520,609
FamilyMart Co. Ltd.	130,000	4,853,105
Lawson, Inc.	303,700	18,364,239
Sundrug Co. Ltd.	280,100	11,336,999
Welcia Holdings Co. Ltd.	65,800	1,957,339
Wumart Stores, Inc.	5,319,514	4,542,819

		$158,711,137
Forest & Paper Products - 0.2%
Fibria Celulose S.A. (a)	874,939	$10,622,631

Furniture & Appliances - 0.1%
SEB S.A.	39,266	$2,922,141

Gaming & Lodging - 1.2%
Ladbrokes PLC	1,528,474	$2,610,323
Minor International Public Co. Ltd.	19,505,259	19,268,113
Paddy Power PLC	161,279	13,189,304
Shangri-La Asia Ltd.	9,386,495	12,916,083
William Hill PLC	1,783,087	10,027,332

		$58,011,155
General Merchandise - 2.0%
B&M European Value Retail S.A.	4,007,940	$17,803,309
Dollarama, Inc.	942,291	48,177,040
Mitra Adiperkasa Tbk.	5,197,892	2,113,411
Poundland Group PLC (a)	1,324,210	6,737,269
Seria Co. Ltd.	108,300	3,594,338
Woolworths Holdings Ltd.	2,783,123	18,398,173

		$96,823,540
Health Maintenance Organizations - 0.6%
Odontoprev S.A.	4,971,355	$18,440,133
Qualicorp S.A. (a)	1,117,165	11,605,015

		$30,045,148
Insurance - 3.8%
Admiral Group PLC	354,924	$7,268,358
Amlin PLC	2,552,151	18,879,399
Austbrokers Holdings Ltd.	2,549,221	21,124,017
Brasil Insurance Paticipaco e Administracao S.A.	1,489,006	1,886,065
Catlin Group Ltd.	3,539,648	36,807,176
Hiscox Ltd.	4,010,417	45,035,832
Jardine Lloyd Thompson Group PLC	1,478,438	20,508,984
Samsung Fire & Marine Insurance Co. Ltd. (a)	69,873	17,900,456
Sony Financial Holdings, Inc.	876,900	12,930,766

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Storebrand A.S.A. (a)	1,722,818	$6,705,714

		$189,046,767
Internet - 0.4%
51job, Inc., ADR (a)	600,240	$21,518,604

Leisure & Toys - 0.2%
Shimano, Inc.	57,700	$7,463,504

Machinery & Tools - 2.3%
Aalberts Industries N.V.	242,140	$7,153,818
Burckhardt Compression Holding AG	33,597	12,866,685
Faiveley S.A.	35,347	2,048,761
Finning International, Inc.	386,833	8,400,582
GEA Group AG	876,046	38,798,176
GLORY Ltd.	95,200	2,544,238
Haitian International Holdings Ltd.	1,788,000	3,749,118
Neopost S.A.	167,887	9,528,864
Rotork PLC	213,210	7,672,412
Spirax-Sarco Engineering PLC	288,928	12,840,108
T.K. Corp. (a)	876,165	9,110,150

		$114,712,912
Medical & Health Technology & Services - 0.4%
Hogy Medical Co. Ltd.	51,200	$2,335,011
Miraca Holdings, Inc.	389,600	16,789,618

		$19,124,629
Medical Equipment - 3.7%
Ansell Ltd.	1,323,372	$24,158,634
Fisher & Paykel Healthcare Corp. Ltd.	6,000,118	29,197,921
Nakanishi, Inc.	466,000	19,772,350
Nihon Kohden Corp.	260,800	12,836,400
ResMed, Inc. (l)	2,865,570	16,094,800
Smith & Nephew PLC	846,063	15,533,202
Sonova Holding AG	221,237	32,431,820
Sysmex Corp.	181,600	8,056,364
Terumo Corp.	366,600	8,349,201
Top Glove Corp.	8,069,577	10,431,714
William Demant Holdings A/S (a)	60,376	4,582,657

		$181,445,063
Metals & Mining - 0.5%
Iluka Resources Ltd.	1,062,416	$5,107,217
MOIL Ltd.	4,200,697	20,983,743

		$26,090,960
Network & Telecom - 0.3%
VTech Holdings Ltd.	1,051,665	$15,047,923

Oil Services - 0.6%
John Wood Group PLC	955,796	$8,790,823
Technip	215,380	12,878,565
WorleyParsons Ltd.	841,730	6,942,853

		$28,612,241

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - 6.2%
Aeon Financial Service Co. Ltd.	730,200	$14,274,758
Aeon Thana Sinsap (Thailand) PLC, NVDR	1,065,300	3,513,223
AEON Thana Sinsap Public Co. Ltd.	1,853,200	6,111,617
BDO Unibank, Inc.	12,954,150	31,797,142
Canadian Western Bank	373,096	10,517,210
Chiba Bank Ltd.	2,538,451	16,660,582
Credicorp Ltd.	215,304	34,487,395
E.Sun Financial Holding Co. Ltd.	43,715,586	27,103,243
Federal Bank Ltd.	14,223,575	33,866,601
Julius Baer Group Ltd.	175,283	7,999,047
Jyske Bank (a)	679,067	34,230,474
Public Bank Berhad	2,503,377	13,102,188
Security Bank Corp.	7,267,050	24,693,268
Shizuoka Bank Ltd.	1,025,000	9,375,742
Sydbank A/S (a)	1,301,137	39,913,667

		$307,646,157
Pharmaceuticals - 1.8%
Genomma Lab Internacional S.A., “B” (a)	5,479,288	$10,420,999
Hisamitsu Pharmaceutical Co., Inc.	97,000	3,045,145
KYORIN Holdings Ltd.	377,000	6,981,786
Santen Pharmaceutical Co. Ltd.	570,600	30,536,166
Tsumura & Co.	252,000	5,571,239
Virbac SA	155,294	32,582,318

		$89,137,653
Pollution Control - 0.3%
Daiseki Co. Ltd.	741,100	$12,855,469

Precious Metals & Minerals - 0.1%
Agnico-Eagle Mines Ltd.	183,478	$4,567,209

Railroad & Shipping - 0.2%
Pacific Basin Shipping Ltd.	16,090,752	$6,443,993
Precious Shipping Public Co. Ltd.	9,349,818	3,864,970

		$10,308,963
Real Estate - 2.7%
Ascendas India Trust, REIT	33,778,000	$20,766,031
Brasil Brokers Participacoes S.A.	2,511,100	2,389,994
Concentradora Fibra Danhos S.A. de C.V., REIT	4,554,566	11,215,276
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	8,583,452	13,357,693
Deutsche Wohnen AG	1,225,945	29,128,737
Foxtons Group PLC	2,427,902	6,001,771
IGB Trust, REIT	17,393,700	6,516,730
Iguatemi Empresa de Shopping Centers S.A.	1,178,666	10,827,414
LEG Immobilien AG	179,700	13,479,476
Midland Holdings Ltd. (a)	15,655,000	7,909,653
Prologis Peroperty Mexico S.A. de C.V., REIT	5,323,066	9,846,071
TAG Immobilien AG	237,520	2,764,895

		$134,203,741
Restaurants - 1.9%
Ajisen (China) Holdings Ltd.	13,082,037	$9,970,126
Domino’s Pizza UK & IRL PLC	3,973,247	43,503,737

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Restaurants - continued
Whitbread PLC	576,043	$42,510,202

		$95,984,065
Specialty Chemicals - 4.8%
Air Water, Inc.	376,000	$5,960,573
Croda International PLC	1,404,956	57,889,667
Elementis PLC	3,641,079	14,735,316
Filtrona PLC	890,916	10,072,928
Fuchs Petrolub SE	604,462	24,352,936
Japan Pure Chemical Co. Ltd.	41,700	820,772
Kansai Paint Co. Ltd.	1,037,000	16,026,399
Marine Harvest A.S.A.	1,252,087	17,157,365
PTT Global Chemical PLC	4,955,800	7,719,901
Sika AG	7,948	23,311,551
SK KAKEN Co. Ltd.	58,000	4,490,766
Symrise AG	885,210	53,696,667
Tikkurila Oyj	145,978	2,559,523

		$238,794,364
Specialty Stores - 2.6%
ABC-Mart, Inc.	362,200	$17,551,089
Cj O Shopping Co. Ltd. (a)	66,126	15,617,646
Delticom AG (l)	42,431	971,422
Esprit Holdings Ltd.	6,542,399	7,829,298
Hermes International	1,266	451,611
MonotaRO Co. Ltd. (l)	607,100	12,179,554
NEXT PLC	581,970	61,383,754
Nitori Co. Ltd.	174,900	9,398,864
Shimamura Co. Ltd.	52,800	4,549,146

		$129,932,384
Telecommunications - Wireless - 0.8%
Turkcell Iletisim Hizmetleri AS (a)	6,564,910	$40,090,466

Telephone Services - 0.8%
Bezeq - The Israel Telecommunication Corp. Ltd.	6,073,425	$10,797,808
PT XL Axiata Tbk	25,415,887	9,908,816
TDC A.S.	2,666,167	20,317,922

		$41,024,546
Tobacco - 0.4%
Swedish Match AB	581,683	$18,143,295

Trucking - 1.5%
DSV A.S.	1,132,621	$34,407,258
Kintetsu World Express, Inc.	185,300	7,108,573
Qube Holdings Ltd.	2,122,320	4,185,254
Yamato Holdings Co. Ltd.	1,480,100	29,143,783

		$74,844,868
Utilities - Electric Power - 0.8%
Alupar Investimento S.A., IEU	1,151,100	$7,638,780
CESC Ltd.	508,156	5,363,546
Glow Energy PLC	9,716,200	26,357,777

		$39,360,103
Total Common Stocks		$4,765,316,307

8

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

Preferred Stocks - 0.6%
Consumer Products - 0.6%
Henkel AG & Co. KGaA			264,562	$28,626,315

	Strike Price	First Exercise
Warrants - 0.0%
Gaming & Lodging - 0.0%
Minor International PCL (1 share for 1 warrant) (a)	THB 40	10/16/17	975,262	$144,066

Collateral for Securities Loaned - 0.3%
JPMorgan Prime Money Market Fund, 0.08%, at Net Asset Value (j)			$16,353,200	$16,353,200

Money Market Funds - 2.4%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)			119,228,981	$119,228,981
Total Investments				$4,929,668,869

Other Assets, Less Liabilities - (0.1)%				(5,730,136)
Net Assets - 100.0%				$4,923,938,733

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

THB	Thailand Baht

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

Supplemental Information

12/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$228,299,323	$1,161,220,427	$—	$1,389,519,750
Japan	—	717,114,195	—	717,114,195
Germany	264,275,668	66,348,303	—	330,623,971
France	41,804,228	191,903,796	—	233,708,024
Brazil	75,373,358	99,209,513	—	174,582,871
Denmark	—	163,986,496	—	163,986,496
Canada	156,066,249	—	—	156,066,249
Hong Kong	38,370,647	114,372,977	—	152,743,624
Switzerland	12,866,684	106,340,993	—	119,207,677
Other Countries	494,150,779	862,383,052	—	1,356,533,831
Mutual Funds	135,582,181	—	—	135,582,181
Total Investments	$1,446,789,117	$3,482,879,752	$—	$4,929,668,869

10

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $1,927,297,829 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $256,374,131 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,039,861,171
Gross unrealized appreciation	1,204,753,737
Gross unrealized depreciation	(314,946,039)
Net unrealized appreciation (depreciation)	$889,807,698

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	125,995,560	118,503,927	(125,270,506)	119,228,981

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$28,027	$119,228,981

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of December 31, 2014, are as follows:

United Kingdom	28.2%
Japan	14.6%
Germany	6.7%
France	4.7%
United States	4.5%
Brazil	3.5%
Denmark	3.3%
Canada	3.2%
Hong Kong	3.1%
Other Countries	28.2%

11

QUARTERLY REPORT

December 31, 2014

MFS® RESEARCH FUND

PORTFOLIO OF INVESTMENTS

12/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.4%
Aerospace - 3.1%
Honeywell International, Inc.	484,013	$48,362,579
Precision Castparts Corp.	149,893	36,106,226
United Technologies Corp.	526,004	60,490,460

		$144,959,265
Alcoholic Beverages - 0.8%
Constellation Brands, Inc., “A” (a)	247,182	$24,265,857
Molson Coors Brewing Co.	180,966	13,485,586

		$37,751,443
Apparel Manufacturers - 1.1%
Global Brands Group Holding Ltd. (a)	31,916,000	$6,238,466
Li & Fung Ltd.	1,726,000	1,615,903
NIKE, Inc., “B”	131,226	12,617,380
PVH Corp.	237,726	30,469,341

		$50,941,090
Automotive - 1.1%
Delphi Automotive PLC	514,943	$37,446,655
Harley-Davidson, Inc.	175,393	11,560,153

		$49,006,808
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)	212,226	$39,268,177
Biogen Idec, Inc. (a)	135,100	45,859,695

		$85,127,872
Broadcasting - 2.5%
Time Warner, Inc.	511,511	$43,693,270
Twenty-First Century Fox, Inc.	1,473,836	56,602,672
Walt Disney Co.	190,021	17,898,078

		$118,194,020
Brokerage & Asset Managers - 3.1%
BlackRock, Inc.	105,132	$37,590,998
Evercore Partners, Inc.	424,197	22,215,197
Franklin Resources, Inc.	714,558	39,565,076
Intercontinental Exchange, Inc.	96,704	21,206,220
NASDAQ OMX Group, Inc.	438,759	21,042,882

		$141,620,373
Business Services - 2.3%
Accenture PLC, “A”	360,968	$32,238,052
Equifax, Inc.	93,864	7,590,782
Fidelity National Information Services, Inc.	427,590	26,596,098
FleetCor Technologies, Inc. (a)	153,818	22,874,275
Gartner, Inc. (a)	127,353	10,724,396
Global Payments, Inc.	109,742	8,859,472

		$108,883,075
Cable TV - 2.0%
Charter Communications, Inc., “A” (a)	190,956	$31,817,089
Comcast Corp., “Special A”	676,062	38,917,509

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Cable TV - continued
Time Warner Cable, Inc.	143,573	$21,831,710

		$92,566,308
Chemicals - 1.0%
E.I. du Pont de Nemours & Co.	504,788	$37,324,025
LyondellBasell Industries N.V., “A”	89,534	7,108,104

		$44,432,129
Computer Software - 3.4%
Adobe Systems, Inc. (a)	319,339	$23,215,945
Citrix Systems, Inc. (a)	390,231	24,896,738
Oracle Corp.	1,198,708	53,905,899
Qlik Technologies, Inc. (a)	524,758	16,209,775
Salesforce.com, Inc. (a)	661,736	39,247,562

		$157,475,919
Computer Software - Systems - 5.9%
Apple, Inc. (s)	1,307,447	$144,316,000
EMC Corp.	2,176,822	64,738,686
Hewlett-Packard Co.	1,417,880	56,899,524
NCR Corp. (a)	300,101	8,744,943

		$274,699,153
Construction - 0.8%
Sherwin-Williams Co.	143,971	$37,870,132

Consumer Products - 2.8%
Colgate-Palmolive Co.	538,854	$37,283,308
Estee Lauder Cos., Inc., “A”	293,394	22,356,623
Newell Rubbermaid, Inc.	837,318	31,893,443
Procter & Gamble Co.	444,728	40,510,274

		$132,043,648
Consumer Services - 0.6%
Priceline Group, Inc. (a)	25,437	$29,003,522

Containers - 0.7%
Crown Holdings, Inc. (a)	588,439	$29,951,545

Electrical Equipment - 2.8%
Danaher Corp. (s)	1,145,016	$98,139,321
W.W. Grainger, Inc.	127,639	32,533,905

		$130,673,226
Electronics - 1.7%
Altera Corp.	740,196	$27,342,840
Mellanox Technologies Ltd. (a)	320,640	13,700,947
Microchip Technology, Inc.	466,648	21,050,491
NXP Semiconductors N.V. (a)	235,722	18,009,161

		$80,103,439
Energy - Independent - 4.1%
Anadarko Petroleum Corp.	440,009	$36,300,743
Cabot Oil & Gas Corp.	747,063	22,120,535
EOG Resources, Inc.	299,339	27,560,142

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
EQT Corp.	202,390	$15,320,923
Marathon Petroleum Corp.	267,060	24,104,836
Memorial Resource Development Corp. (a)	1,262,059	22,754,924
Noble Energy, Inc.	431,024	20,443,468
Pioneer Natural Resources Co.	149,970	22,323,035

		$190,928,606
Energy - Integrated - 2.5%
Exxon Mobil Corp. (s)	1,263,742	$116,832,948

Engineering - Construction - 0.1%
Fluor Corp.	77,230	$4,682,455

Food & Beverages - 2.7%
Coca-Cola Co.	1,394,589	$58,879,548
General Mills, Inc.	488,997	26,078,210
Mondelez International, Inc.	1,100,503	39,975,771

		$124,933,529
Food & Drug Stores - 0.9%
CVS Health Corp.	416,676	$40,130,066

Gaming & Lodging - 0.4%
Wynn Resorts Ltd.	125,345	$18,646,322

General Merchandise - 1.4%
Kohl’s Corp.	465,657	$28,423,703
Target Corp.	501,861	38,096,268

		$66,519,971
Health Maintenance Organizations - 1.1%
UnitedHealth Group, Inc.	498,712	$50,414,796

Insurance - 2.5%
ACE Ltd.	236,572	$27,177,391
American International Group, Inc.	673,092	37,699,883
MetLife, Inc.	929,985	50,302,889

		$115,180,163
Internet - 4.9%
eBay, Inc. (a)	266,730	$14,968,888
Facebook, Inc., “A “ (a)	651,989	50,868,182
Google, Inc., “A” (a)	147,508	78,276,595
Google, Inc., “C” (a)	85,969	45,254,082
LinkedIn Corp., “A” (a)	108,580	24,941,912
Yelp, Inc. (a)	199,872	10,938,994

		$225,248,653
Machinery & Tools - 2.4%
Eaton Corp. PLC	414,834	$28,192,119
Joy Global, Inc.	486,172	22,616,721
Roper Industries, Inc.	388,928	60,808,893

		$111,617,733

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 7.0%
Bank of America Corp.	3,588,338	$64,195,367
Goldman Sachs Group, Inc.	171,168	33,177,493
JPMorgan Chase & Co.	1,344,074	84,112,151
Morgan Stanley	791,990	30,729,212
State Street Corp.	404,349	31,741,396
Wells Fargo & Co.	1,470,260	80,599,653

		$324,555,272
Medical & Health Technology & Services - 1.3%
Express Scripts Holding Co. (a)	362,861	$30,723,441
McKesson Corp.	140,510	29,167,066

		$59,890,507
Medical Equipment - 3.7%
Abbott Laboratories	1,169,421	$52,647,333
Covidien PLC	95,522	9,769,990
DENTSPLY International, Inc.	340,171	18,120,909
Stryker Corp.	473,133	44,630,636
Thermo Fisher Scientific, Inc.	373,366	46,779,026

		$171,947,894
Natural Gas - Distribution - 0.5%
Sempra Energy	213,215	$23,743,622

Natural Gas - Pipeline - 0.5%
Williams Cos., Inc.	518,208	$23,288,267

Oil Services - 0.9%
Halliburton Co.	350,378	$13,780,367
Schlumberger Ltd.	338,539	28,914,616

		$42,694,983
Other Banks & Diversified Financials - 4.8%
American Express Co.	577,577	$53,737,764
BB&T Corp.	661,470	25,724,568
Discover Financial Services	423,710	27,748,768
PrivateBancorp, Inc.	570,121	19,042,041
Visa, Inc., “A”	364,066	95,458,105

		$221,711,246
Pharmaceuticals - 6.4%
AbbVie, Inc.	761,372	$49,824,184
Actavis PLC (a)	196,364	50,546,057
Bristol-Myers Squibb Co.	849,196	50,128,040
Eli Lilly & Co.	406,055	28,013,734
Endo International PLC (a)	346,423	24,984,027
Merck & Co., Inc.	1,051,284	59,702,418
Valeant Pharmaceuticals International, Inc. (a)	251,335	35,968,552

		$299,167,012
Railroad & Shipping - 1.7%
Canadian Pacific Railway Ltd. (l)	78,770	$15,178,191
Union Pacific Corp.	543,128	64,702,839

		$79,881,030

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Restaurants - 1.4%
McDonald’s Corp.	250,229	$23,446,457
YUM! Brands, Inc.	585,814	42,676,550

		$66,123,007
Specialty Chemicals - 1.0%
Albemarle Corp.	353,750	$21,270,988
W.R. Grace & Co. (a)	242,262	23,109,372

		$44,380,360
Specialty Stores - 4.3%
Amazon.com, Inc. (a)	75,527	$23,439,804
AutoZone, Inc. (a)	48,150	29,810,147
Bed Bath & Beyond, Inc. (a)	326,988	24,906,676
Burlington Stores, Inc. (a)	491,371	23,222,193
L Brands, Inc.	330,655	28,618,190
Ross Stores, Inc.	275,152	25,935,828
Sally Beauty Holdings, Inc. (a)	601,219	18,481,472
Urban Outfitters, Inc. (a)	768,081	26,982,685

		$201,396,995
Telecommunications - Wireless - 1.0%
American Tower Corp., REIT	343,603	$33,965,157
SBA Communications Corp. (a)	100,174	11,095,272

		$45,060,429
Telephone Services - 0.9%
Verizon Communications, Inc.	931,683	$43,584,131

Tobacco - 1.0%
Philip Morris International, Inc.	592,506	$48,259,614

Utilities - Electric Power - 2.5%
American Electric Power Co., Inc.	425,094	$25,811,708
CMS Energy Corp.	990,191	34,409,137
Northeast Utilities	598,042	32,007,208
NRG Energy, Inc.	908,752	24,490,866

		$116,718,919
Total Common Stocks		$4,622,841,497

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	26,385,325	$26,385,325

Collateral for Securities Loaned - 0.2%
JPMorgan Prime Money Market Fund, 0.08%, at Net Asset Value (j)	10,481,865	$10,481,865
Total Investments		$4,659,708,687

Other Assets, Less Liabilities - (0.2)%		(8,436,234)
Net Assets - 100.0%		$4,651,272,453

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At December 31, 2014, the fund has no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

5

Portfolio of Investments (unaudited) – continued

At December 31, 2014, the fund had cash collateral of $56,475 and other liquid securities with an aggregate value of $523,161 to cover any commitments for securities sold short.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

12/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,545,831,224	$—	$—	$4,545,831,224
Canada	51,146,743	—	—	51,146,743
Netherlands	18,009,161	—	—	18,009,161
Hong Kong	1,615,903	6,238,466	—	7,854,369
Mutual Funds	36,867,190	—	—	36,867,190
Total Investments	$4,653,470,221	$6,238,466	$—	$4,659,708,687

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $6,238,466 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

7

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,444,041,434
Gross unrealized appreciation	1,245,705,072
Gross unrealized depreciation	(30,037,819)
Net unrealized appreciation (depreciation)	$1,215,667,253

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	35,567,026	92,794,530	(101,976,231)	26,385,325

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,515	$26,385,325

8

QUARTERLY REPORT

December 31, 2014

MFS® TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

12/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 59.7%
Aerospace - 3.1%
General Dynamics Corp.	112,461	$15,476,883
Honeywell International, Inc.	564,389	56,393,749
Lockheed Martin Corp.	292,593	56,344,634
Northrop Grumman Corp.	149,571	22,045,270
Precision Castparts Corp.	24,697	5,949,013
United Technologies Corp.	499,329	57,422,835

		$213,632,384
Airlines - 0.1%
Copa Holdings S.A., “A”	43,899	$4,549,692

Alcoholic Beverages - 0.4%
Diageo PLC	1,016,917	$29,166,328

Automotive - 1.3%
Delphi Automotive PLC	395,440	$28,756,397
General Motors Co.	271,510	9,478,414
Johnson Controls, Inc.	613,260	29,644,988
Magna International, Inc.	220,620	23,905,880

		$91,785,679
Broadcasting - 1.7%
Omnicom Group, Inc.	316,952	$24,554,271
Time Warner, Inc.	404,324	34,537,356
Twenty-First Century Fox, Inc.	312,830	12,014,236
Viacom, Inc., “B”	130,030	9,784,758
Walt Disney Co.	400,737	37,745,418

		$118,636,039
Brokerage & Asset Managers - 0.9%
BlackRock, Inc.	71,322	$25,501,894
Franklin Resources, Inc.	519,387	28,758,458
NASDAQ OMX Group, Inc.	222,588	10,675,320

		$64,935,672
Business Services - 1.1%
Accenture PLC, “A”	569,569	$50,868,207
Adecco S.A.	100,500	6,884,647
Equifax, Inc.	28,757	2,325,579
Fidelity National Information Services, Inc.	114,275	7,107,905
Fiserv, Inc. (a)	139,331	9,888,321

		$77,074,659
Cable TV - 1.4%
Comcast Corp., “Special A”	1,171,375	$67,430,202
Time Warner Cable, Inc.	209,941	31,923,628

		$99,353,830
Chemicals - 2.1%
3M Co.	313,048	$51,440,047
Celanese Corp.	141,760	8,499,930
E.I. du Pont de Nemours & Co.	143,549	10,614,013
LyondellBasell Industries N.V., “A”	373,990	29,691,066

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - continued
PPG Industries, Inc.	192,934	$44,596,694

		$144,841,750
Computer Software - 1.3%
Aspen Technology, Inc. (a)	148,370	$5,195,917
CA, Inc.	273,780	8,336,601
Citrix Systems, Inc. (a)	197,100	12,574,980
Microsoft Corp.	476,200	22,119,490
Oracle Corp.	641,938	28,867,952
Symantec Corp.	436,100	11,188,146

		$88,283,086
Computer Software - Systems - 1.0%
Apple, Inc.	147,994	$16,335,578
EMC Corp.	250,251	7,442,465
Hewlett-Packard Co.	288,477	11,576,582
International Business Machines Corp.	235,529	37,788,273

		$73,142,898
Construction - 0.2%
Stanley Black & Decker, Inc.	149,911	$14,403,449

Consumer Products - 0.7%
Procter & Gamble Co.	439,896	$40,070,127
Reckitt Benckiser Group PLC	90,643	7,312,292

		$47,382,419
Containers - 0.1%
Crown Holdings, Inc. (a)	143,400	$7,299,060

Electrical Equipment - 1.5%
Danaher Corp.	651,149	$55,809,981
Pentair PLC	190,659	12,663,571
Siemens AG	82,653	9,376,337
Tyco International PLC	558,884	24,512,652

		$102,362,541
Electronics - 1.7%
Broadcom Corp., “A”	752,290	$32,596,726
Hoya Corp.	216,100	7,235,238
Intel Corp.	261,240	9,480,400
Microchip Technology, Inc.	675,768	30,483,894
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	455,380	10,191,404
Texas Instruments, Inc.	488,703	26,128,506

		$116,116,168
Energy - Independent - 1.7%
Anadarko Petroleum Corp.	201,597	$16,631,753
Apache Corp.	165,994	10,402,844
Canadian Natural Resources Ltd.	173,729	5,364,752
EOG Resources, Inc.	89,092	8,202,700
EQT Corp.	108,134	8,185,744
Marathon Petroleum Corp.	109,240	9,860,002
Noble Energy, Inc.	296,145	14,046,157
Occidental Petroleum Corp.	309,639	24,960,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
Valero Energy Corp.	354,150	$17,530,425

		$115,184,377
Energy - Integrated - 2.2%
Chevron Corp.	454,837	$51,023,615
Exxon Mobil Corp.	827,785	76,528,723
Petroleo Brasileiro S.A., ADR	987,440	7,484,795
Royal Dutch Shell PLC, “A”	534,907	17,730,281

		$152,767,414
Food & Beverages - 1.9%
Coca-Cola Co.	200,276	$8,455,653
Danone S.A.	254,168	16,720,818
Dr Pepper Snapple Group, Inc.	38,744	2,777,170
General Mills, Inc.	804,553	42,906,811
Ingredion, Inc.	76,020	6,449,537
Kellogg Co.	61,474	4,022,859
Mondelez International, Inc.	217,822	7,912,384
Nestle S.A.	553,959	40,606,049

		$129,851,281
Food & Drug Stores - 1.6%
CVS Health Corp.	817,163	$78,700,969
Kroger Co.	520,469	33,419,314

		$112,120,283
Gaming & Lodging - 0.2%
Hilton Worldwide Holdings, Inc. (a)	216,317	$5,643,711
Wynn Resorts Ltd.	48,147	7,162,348

		$12,806,059
General Merchandise - 1.2%
Kohl’s Corp.	665,708	$40,634,816
Target Corp.	568,376	43,145,422

		$83,780,238
Health Maintenance Organizations - 0.1%
Health Net, Inc. (a)	112,820	$6,039,255

Insurance - 4.2%
ACE Ltd.	362,918	$41,692,020
American International Group, Inc.	105,980	5,935,940
Aon PLC	295,112	27,985,471
Chubb Corp.	107,510	11,124,060
Delta Lloyd N.V.	585,760	12,873,679
Everest Re Group Ltd.	63,588	10,829,036
MetLife, Inc.	1,299,519	70,290,983
Prudential Financial, Inc.	407,939	36,902,162
Travelers Cos., Inc.	410,359	43,436,500
Validus Holdings Ltd.	431,520	17,933,971
Zurich Insurance Group AG	53,891	16,875,579

		$295,879,401
Internet - 0.8%
Facebook, Inc., “A “ (a)	509,190	$39,727,004
Google, Inc., “A” (a)	16,845	8,938,968

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Internet - continued
Google, Inc., “C” (a)	16,845	$8,867,208

		$57,533,180
Leisure & Toys - 0.3%
Electronic Arts, Inc. (a)	88,430	$4,157,536
Hasbro, Inc.	222,737	12,248,308
Mattel, Inc.	63,717	1,971,723

		$18,377,567
Machinery & Tools - 1.0%
Caterpillar, Inc.	53,220	$4,871,227
Cummins, Inc.	149,678	21,579,077
Eaton Corp. PLC	318,493	21,644,784
Illinois Tool Works, Inc.	221,029	20,931,446

		$69,026,534
Major Banks - 6.9%
Bank of America Corp.	1,072,940	$19,194,897
Bank of New York Mellon Corp.	990,383	40,179,838
BOC Hong Kong Holdings Ltd.	1,341,500	4,466,399
Goldman Sachs Group, Inc.	258,500	50,105,055
HSBC Holdings PLC	769,874	7,275,676
JPMorgan Chase & Co.	2,668,588	167,000,237
Morgan Stanley	345,407	13,401,792
PNC Financial Services Group, Inc.	208,345	19,007,314
State Street Corp.	389,146	30,547,961
Sumitomo Mitsui Financial Group, Inc.	361,000	13,043,834
Wells Fargo & Co.	2,155,338	118,155,629

		$482,378,632
Medical & Health Technology & Services - 0.5%
AmerisourceBergen Corp.	87,860	$7,921,458
Express Scripts Holding Co. (a)	301,756	25,549,681

		$33,471,139
Medical Equipment - 2.2%
Abbott Laboratories	838,579	$37,752,827
Covidien PLC	225,189	23,032,331
Medtronic, Inc.	385,978	27,867,612
St. Jude Medical, Inc.	357,029	23,217,596
Thermo Fisher Scientific, Inc.	315,009	39,467,478

		$151,337,844
Metals & Mining - 0.3%
Rio Tinto PLC	309,640	$14,265,897
Vale S.A., ADR	841,400	6,882,652

		$21,148,549
Natural Gas - Distribution - 0.2%
GDF SUEZ	579,695	$13,538,949

Natural Gas - Pipeline - 0.2%
Williams Cos., Inc.	319,967	$14,379,317

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - 0.5%
Baker Hughes, Inc.	44,205	$2,478,574
Ensco PLC, “A”	553,750	16,584,813
Schlumberger Ltd.	176,577	15,081,442

		$34,144,829
Other Banks & Diversified Financials - 1.6%
American Express Co.	110,319	$10,264,080
BB&T Corp.	302,666	11,770,681
Citigroup, Inc.	237,464	12,849,177
Discover Financial Services	283,000	18,533,670
SunTrust Banks, Inc.	153,429	6,428,675
U.S. Bancorp	620,441	27,888,823
Visa, Inc., “A”	79,287	20,789,051

		$108,524,157
Pharmaceuticals - 5.1%
Actavis PLC (a)	49,608	$12,769,595
Bayer AG	63,113	8,629,797
Bristol-Myers Squibb Co.	677,414	39,987,748
Eli Lilly & Co.	488,360	33,691,956
GlaxoSmithKline PLC	481,345	10,298,394
Indivior PLC (a)	90,643	211,067
Johnson & Johnson	967,082	101,127,765
Merck & Co., Inc.	1,208,106	68,608,340
Novartis AG	48,430	4,453,985
Pfizer, Inc.	1,866,023	58,126,616
Roche Holding AG	13,894	3,765,836
Valeant Pharmaceuticals International, Inc. (a)	76,206	10,905,841

		$352,576,940
Printing & Publishing - 0.1%
McGraw-Hill Cos., Inc.	68,917	$6,132,235
Time, Inc.	15,506	381,603

		$6,513,838
Railroad & Shipping - 0.2%
Canadian National Railway Co.	125,596	$8,654,820
Union Pacific Corp.	70,323	8,377,579

		$17,032,399
Real Estate - 0.5%
Iron Mountain, Inc., REIT	205,840	$7,957,774
Medical Properties Trust, Inc., REIT	422,000	5,815,160
Starwood Property Trust, Inc., REIT	296,390	6,888,104
Washington Prime Group, Inc., REIT	772,890	13,309,166

		$33,970,204
Restaurants - 0.4%
McDonald’s Corp.	211,415	$19,809,586
YUM! Brands, Inc.	158,380	11,537,983

		$31,347,569
Specialty Chemicals - 0.3%
FMC Corp.	72,998	$4,163,076
Marine Harvest A.S.A.	752,130	10,306,447
Praxair, Inc.	50,699	6,568,562

		$21,038,085

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 0.7%
Advance Auto Parts, Inc.	60,611	$9,654,120
Bed Bath & Beyond, Inc. (a)	49,700	3,785,649
Best Buy Co., Inc.	380,670	14,838,517
L Brands, Inc.	150,750	13,047,413
Staples, Inc.	328,040	5,944,085

		$47,269,784
Telecommunications - Wireless - 0.1%
Vodafone Group PLC	2,290,342	$7,847,766

Telephone Services - 1.7%
AT&T, Inc.	316,374	$10,627,003
CenturyLink, Inc.	299,620	11,858,960
Frontier Communications Corp. (l)	3,189,620	21,274,765
TDC A.S.	1,091,566	8,318,441
Telecom Italia S.p.A.	6,115,113	5,111,224
Telefonica Brasil S.A., ADR	283,210	5,007,153
Verizon Communications, Inc.	1,167,059	54,595,020
Windstream Holdings, Inc. (l)	421,180	3,470,523

		$120,263,089
Tobacco - 2.7%
Altria Group, Inc.	559,170	$27,550,306
Imperial Tobacco Group PLC	64,521	2,825,576
Japan Tobacco, Inc.	613,300	16,840,043
Lorillard, Inc.	590,533	37,168,147
Philip Morris International, Inc.	1,289,993	105,069,930

		$189,454,002
Trucking - 0.5%
United Parcel Service, Inc., “B”	304,546	$33,856,379

Utilities - Electric Power - 1.2%
American Electric Power Co., Inc.	318,240	$19,323,533
Duke Energy Corp.	119,797	10,007,841
Edison International	76,680	5,021,006
NRG Energy, Inc.	284,763	7,674,363
PG&E Corp.	197,506	10,515,219
PPL Corp.	734,091	26,669,526
Public Service Enterprise Group, Inc.	195,145	8,080,954

		$87,292,442
Total Common Stocks		$4,153,717,156

Bonds - 38.3%
Agency - Other - 0.1%
Financing Corp., 9.65%, 11/02/18	$2,850,000	$3,700,839

Asset-Backed & Securitized - 2.1%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.77%, 12/28/40 (z)	$5,961,945	$3,558,385
BlackRock Capital Finance LP, 7.75%, 9/25/26 (z)	506,342	28,735
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.533%, 1/30/25 (z)	5,792,000	5,715,146
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	7,105,112	7,521,734
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 9/15/40	11,759,829	12,687,632
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.331%, 7/15/25 (z)	7,443,000	7,288,409

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (n)	$3,369,000	$3,387,102
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/26 (n)	3,092,000	3,100,002
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 10/25/36	2,480,462	2,363,575
Goldman Sachs Mortgage Securities Corp., FRN, 5.796%, 8/10/45	19,582,295	21,204,903
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.384%, 4/25/25 (z)	6,757,000	6,637,428
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 7/15/42	828,000	834,448
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.939%, 2/15/51	674,401	675,380
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.787%, 6/15/49	13,257,080	14,235,956
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 9/12/37	1,200,000	1,221,868
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.835%, 6/12/50	559,594	559,934
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.743%, 6/12/50	22,737,134	24,559,856
Morgan Stanley Capital I, Inc., FRN, 0.939%, 11/15/30 (i)(n)	12,663,245	295,396
Race Point CLO Ltd., “A1A”, FRN, 0.432%, 8/01/21 (n)	3,069,096	3,051,903
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 12/25/35	5,704,480	4,637,885
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.941%, 2/15/51	9,356,346	9,999,426
Wachovia Bank Commercial Mortgage Trust, FRN, 5.716%, 6/15/49	13,568,423	14,567,859

		$148,132,962
Automotive - 0.2%
Nissan Motor Acceptance Corp., 2.35%, 3/04/19 (n)	$2,097,000	$2,104,751
Toyota Motor Credit Corp., 3.2%, 6/17/15	3,480,000	3,523,636
Toyota Motor Credit Corp., 3.4%, 9/15/21	4,890,000	5,143,121
Volkswagen International Finance N.V., 2.375%, 3/22/17 (n)	4,856,000	4,946,516

		$15,718,024
Broadcasting - 0.2%
Discovery Communications, Inc., 4.875%, 4/01/43	$3,740,000	$3,856,019
Grupo Televisa S.A.B., 5%, 5/13/45	1,839,000	1,856,340
News America, Inc., 8.5%, 2/23/25	5,903,000	8,000,578

		$13,712,937
Cable TV - 0.3%
Comcast Corp., 2.85%, 1/15/23	$6,030,000	$5,989,786
DIRECTV Holdings LLC, 4.6%, 2/15/21	3,220,000	3,449,055
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	7,170,000	10,760,270

		$20,199,111
Computer Software - Systems - 0.0%
Apple, Inc., 3.85%, 5/04/43	$2,060,000	$2,061,489

Conglomerates - 0.1%
ABB Finance (USA), Inc., 2.875%, 5/08/22	$1,772,000	$1,780,858
General Electric Co., 2.7%, 10/09/22	5,120,000	5,122,079

		$6,902,937
Consumer Products - 0.1%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	$6,003,000	$6,291,360

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 8/15/15 (n)	$3,942,000	$4,045,765

Emerging Market Quasi-Sovereign - 0.3%
CNOOC Finance (2012) Ltd., 3.875%, 5/02/22 (n)	$5,880,000	$5,981,577
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (n)	1,789,000	1,830,723
Petroleos Mexicanos, 3.125%, 1/23/19	2,358,000	2,363,895

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Petroleos Mexicanos, 8%, 5/03/19	$4,145,000	$4,901,463
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/16 (n)	2,402,860	2,501,978
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/19 (z)	5,329,000	5,351,387

		$22,931,023
Emerging Market Sovereign - 0.1%
Republic of Peru, 7.35%, 7/21/25	$551,000	$731,453
United Mexican States, 4.75%, 3/08/44	7,817,000	8,149,223

		$8,880,676
Energy - Independent - 0.2%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$3,681,000	$4,092,819
Apache Corp., 3.25%, 4/15/22	2,382,000	2,340,377
Apache Corp., 4.75%, 4/15/43	1,827,000	1,713,351
EOG Resources, Inc., 2.625%, 3/15/23	1,718,000	1,647,406
Hess Corp., 8.125%, 2/15/19	1,740,000	2,070,238

		$11,864,191
Energy - Integrated - 0.7%
BP Capital Markets PLC, 4.5%, 10/01/20	$1,661,000	$1,797,151
BP Capital Markets PLC, 4.742%, 3/11/21	4,892,000	5,324,986
Chevron Corp., 0.402%, 11/15/17	11,906,000	11,892,118
Husky Energy, Inc., 7.25%, 12/15/19	4,453,000	5,220,924
Petro-Canada, 6.05%, 5/15/18	9,475,000	10,656,959
Total Capital International S.A., 1.55%, 6/28/17	7,071,000	7,095,586
Total Capital International S.A., 3.75%, 4/10/24	6,370,000	6,600,072

		$48,587,796
Financial Institutions - 0.1%
General Electric Capital Corp., 2.3%, 1/14/19	$5,500,000	$5,587,769
General Electric Capital Corp., 3.1%, 1/09/23	3,339,000	3,380,721

		$8,968,490
Food & Beverages - 0.3%
Anheuser-Busch InBev S.A., 8%, 11/15/39	$5,850,000	$8,947,019
Conagra Foods, Inc., 3.2%, 1/25/23	2,123,000	2,079,512
Diageo Capital PLC, 2.625%, 4/29/23	6,190,000	6,018,382
Kraft Foods Group, Inc., 3.5%, 6/06/22	2,361,000	2,419,345
Kraft Foods Group, Inc., 5%, 6/04/42	2,130,000	2,344,710
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	1,411,000	1,420,928

		$23,229,896
Food & Drug Stores - 0.1%
Walgreens Boots Alliance, Inc., 3.3%, 11/18/21	$5,935,000	$5,976,290
Walgreens Boots Alliance, Inc., 4.5%, 11/18/34	2,991,000	3,114,830

		$9,091,120
Insurance - 0.2%
American International Group, Inc., 4.875%, 6/01/22	$10,460,000	$11,750,178

Insurance - Health - 0.0%
WellPoint, Inc., 3.3%, 1/15/23	$3,410,000	$3,406,675

Insurance - Property & Casualty - 0.4%
ACE Ltd., 2.7%, 3/13/23	$5,960,000	$5,787,035
Allstate Corp., 5.75%, 8/15/53	1,774,000	1,869,353

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Property & Casualty - continued
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67	$8,200,000	$8,790,810
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (n)	3,278,000	3,377,910
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	5,360,000	5,957,211
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	2,925,000	3,115,125

		$28,897,444
International Market Quasi-Sovereign - 0.4%
KFW International Finance, Inc., 4.875%, 6/17/19	$7,250,000	$8,241,728
Statoil A.S.A., 3.7%, 3/01/24	6,600,000	6,833,211
Temasek Financial I Ltd., 2.375%, 1/23/23 (n)	10,140,000	9,857,013

		$24,931,952
International Market Sovereign - 0.1%
Republic of Iceland, 4.875%, 6/16/16 (n)	$5,610,000	$5,870,052

Internet - 0.1%
Baidu, Inc., 3.5%, 11/28/22	$6,460,000	$6,387,719

Local Authorities - 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/40	$5,815,000	$8,738,433

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 5/22/17 (n)	$5,970,000	$6,513,395

Major Banks - 2.0%
Banco Santander U.S. Debt S.A.U., 3.781%, 10/07/15 (n)	$2,600,000	$2,655,039
Bank of America Corp., 5.49%, 3/15/19	4,135,000	4,575,440
Bank of America Corp., 7.625%, 6/01/19	3,980,000	4,810,276
Bank of America Corp., 4.1%, 7/24/23	7,970,000	8,393,606
Bank of America Corp., 4.125%, 1/22/24	10,657,000	11,191,502
BNP Paribas, 7.195% to 6/25/37, FRN to 6/29/49 (n)	3,200,000	3,708,000
Commonwealth Bank of Australia, 5%, 10/15/19 (n)	3,930,000	4,387,739
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	6,960,000	7,640,138
Goldman Sachs Group, Inc., 5.625%, 1/15/17	7,504,000	8,049,188
HSBC Holdings PLC, 5.1%, 4/05/21	3,688,000	4,168,908
HSBC Holdings PLC, 5.25%, 3/14/44	1,394,000	1,561,496
ING Bank N.V., 3.75%, 3/07/17 (n)	4,761,000	4,982,677
ING Bank N.V., 5.8%, 9/25/23 (n)	6,238,000	6,919,682
JPMorgan Chase & Co., 6.3%, 4/23/19	6,750,000	7,840,631
JPMorgan Chase & Co., 3.25%, 9/23/22	1,884,000	1,894,974
JPMorgan Chase & Co., 3.2%, 1/25/23	7,972,000	7,975,364
JPMorgan Chase & Co., 3.875%, 2/01/24	7,865,000	8,198,743
Morgan Stanley, 3.875%, 4/29/24	6,520,000	6,689,755
Morgan Stanley, 6.625%, 4/01/18	11,740,000	13,372,271
PNC Funding Corp., 5.625%, 2/01/17	6,510,000	7,026,204
Royal Bank of Scotland PLC, 2.55%, 9/18/15	1,405,000	1,419,047
Wells Fargo & Co., 2.1%, 5/08/17	6,600,000	6,712,286
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49	3,543,000	3,569,573

		$137,742,539
Medical & Health Technology & Services - 0.3%
Becton, Dickinson and Co., 2.675%, 12/15/19	$4,190,000	$4,245,103
CareFusion Corp., 6.375%, 8/01/19	6,240,000	7,219,668
Express Scripts Holding Co., 2.65%, 2/15/17	7,200,000	7,362,360

		$18,827,131

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical Equipment - 0.1%
Medtronic, Inc., 4.375%, 3/15/35 (n)	$7,267,000	$7,709,241

Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	$5,930,000	$5,591,017
Rio Tinto Finance (USA) PLC, 3.5%, 3/22/22	5,540,000	5,538,449

		$11,129,466
Midstream - 0.4%
Energy Transfer Partners LP, 3.6%, 2/01/23	$3,288,000	$3,181,692
Energy Transfer Partners LP, 4.9%, 2/01/24	2,630,000	2,755,898
Enterprise Products Operating LP, 6.5%, 1/31/19	5,184,000	5,941,688
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24	5,700,000	5,685,419
Kinder Morgan Energy Partners LP, 7.75%, 3/15/32	2,520,000	3,104,680
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44	1,888,000	1,891,869
Spectra Energy Capital LLC, 8%, 10/01/19	5,327,000	6,446,261

		$29,007,507
Mortgage-Backed - 11.0%
Fannie Mae, 3.99%, 7/01/21	$661,627	$725,283
Fannie Mae, 2.62%, 5/01/23	680,572	685,890
Fannie Mae, 3.5%, 7/01/43	11,545,307	12,043,441
Fannie Mae, 4.869%, 4/01/15	1,091,372	1,089,407
Fannie Mae, 4.78%, 8/01/15	2,106,595	2,134,555
Fannie Mae, 4.856%, 8/01/15	588,550	596,234
Fannie Mae, 5.19%, 11/01/15	1,225,313	1,247,387
Fannie Mae, 5.663%, 2/01/16	1,116,956	1,151,488
Fannie Mae, 5.732%, 7/01/16	1,823,018	1,923,208
Fannie Mae, 5.09%, 12/01/16	1,947,138	2,071,144
Fannie Mae, 5.05%, 1/01/17	2,324,931	2,444,780
Fannie Mae, 6%, 1/01/17 - 7/01/37	22,217,434	25,014,745
Fannie Mae, 5.5%, 11/01/17 - 4/01/40	40,286,259	45,105,860
Fannie Mae, 3.8%, 2/01/18	763,780	812,397
Fannie Mae, 3.91%, 2/01/18	1,135,829	1,205,356
Fannie Mae, 5%, 2/01/18 - 3/01/41	25,873,920	28,475,257
Fannie Mae, 4.5%, 6/01/18 - 4/01/44	46,900,140	50,929,397
Fannie Mae, 3.849%, 7/01/18	1,389,775	1,480,513
Fannie Mae, 2.578%, 9/25/18	4,000,000	4,098,552
Fannie Mae, 4.6%, 9/01/19	748,258	824,549
Fannie Mae, 4.88%, 3/01/20	411,536	446,612
Fannie Mae, 4.451%, 1/01/21	1,040,381	1,156,749
Fannie Mae, 2.67%, 3/01/22	952,736	968,322
Fannie Mae, 2.73%, 4/01/23	680,335	690,703
Fannie Mae, 2.41%, 5/01/23	1,031,712	1,024,758
Fannie Mae, 2.55%, 5/01/23	972,553	975,449
Fannie Mae, 2.59%, 5/01/23	1,017,072	1,022,690
Fannie Mae, 3%, 3/01/27 - 4/01/27	4,011,819	4,179,805
Fannie Mae, 2.5%, 2/01/28 - 5/01/28	3,836,394	3,912,633
Fannie Mae, 6.5%, 6/01/31 - 7/01/37	8,111,323	9,336,431
Fannie Mae, 4%, 2/01/41	1,749,706	1,868,966
Fannie Mae, 3.5%, 11/01/41 - 6/01/43	11,454,340	11,969,140
Fannie Mae, 3.5%, 4/01/43 - 9/01/43	45,268,057	47,221,192
Fannie Mae, TBA, 4%, 2/01/45	103,006,000	109,616,361
Fannie Mae, TBA, 3%, 1/01/30	30,743,000	31,944,344
Fannie Mae, TBA, 3.5%, 1/01/45 - 2/01/45	13,141,000	13,665,812
Fannie Mae, TBA, 4%, 1/01/45	14,577,000	15,552,331

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, TBA, 4.5%, 2/01/45	$7,690,000	$8,331,168
Freddie Mac, 3.034%, 10/25/20	1,781,000	1,860,659
Freddie Mac, 6%, 4/01/16 - 6/01/37	12,702,769	14,385,131
Freddie Mac, 3.882%, 11/25/17	2,574,445	2,737,799
Freddie Mac, 5%, 12/01/17 - 7/01/39	15,479,124	17,032,820
Freddie Mac, 3.154%, 2/25/18	712,000	746,271
Freddie Mac, 2.412%, 8/25/18	1,963,000	2,010,740
Freddie Mac, 4.5%, 1/01/19 - 10/01/39	10,276,444	11,073,147
Freddie Mac, 5.5%, 1/01/19 - 10/01/35	11,368,899	12,680,091
Freddie Mac, 5.085%, 3/25/19	6,789,000	7,621,956
Freddie Mac, 2.456%, 8/25/19	1,100,000	1,123,427
Freddie Mac, 1.869%, 11/25/19	2,200,000	2,187,016
Freddie Mac, 2.313%, 3/25/20	600,000	606,603
Freddie Mac, 3.808%, 8/25/20	5,900,000	6,385,175
Freddie Mac, 2.682%, 10/25/22	1,960,000	1,979,373
Freddie Mac, 3.32%, 2/25/23	1,059,000	1,114,684
Freddie Mac, 3.458%, 8/25/23	5,373,000	5,707,389
Freddie Mac, 6.5%, 5/01/34 - 7/01/37	4,622,957	5,262,984
Freddie Mac, 4%, 11/01/40 - 11/01/43	27,257,578	29,084,321
Freddie Mac, 3.5%, 2/01/42 - 8/01/43	28,480,678	29,702,119
Freddie Mac, 3%, 4/01/43 - 7/01/43	32,396,598	32,781,489
Freddie Mac, TBA, 4%, 1/01/45	19,172,000	20,429,781
Ginnie Mae, 4.5%, 6/20/41	1,452,319	1,591,902
Ginnie Mae, 4%, 2/20/42	4,408,813	4,730,776
Ginnie Mae, 3%, 2/15/43 - 6/20/43	11,986,004	12,278,579
Ginnie Mae, 6%, 9/15/32 - 1/15/38	6,575,369	7,595,245
Ginnie Mae, 5.5%, 12/15/32 - 4/20/35	6,302,313	7,063,511
Ginnie Mae, 4.5%, 7/15/33 - 10/20/43	21,798,738	23,909,527
Ginnie Mae, 5%, 7/20/33 - 10/15/34	2,040,043	2,260,491
Ginnie Mae, 4%, 1/20/41 - 4/20/41	14,725,162	15,839,628
Ginnie Mae, 3.5%, 12/15/41 - 7/20/43	29,547,678	31,061,812
Ginnie Mae, 3%, 7/20/43	4,892,526	5,006,641

		$765,793,996
Network & Telecom - 0.3%
Verizon Communications, Inc., 6.4%, 9/15/33	$7,225,000	$8,899,632
Verizon Communications, Inc., 6.55%, 9/15/43	10,620,000	13,605,802

		$22,505,434
Oil Services - 0.0%
Transocean, Inc., 3.8%, 10/15/22	$2,855,000	$2,313,478

Oils - 0.1%
Marathon Petroleum Corp., 3.625%, 9/15/24	$7,085,000	$6,943,321

Other Banks & Diversified Financials - 1.0%
American Express Co., 5.5%, 9/12/16	$6,317,000	$6,770,794
Banco Bradesco S.A., 6.75%, 9/29/19 (n)	3,383,000	3,755,130
Banco de Credito del Peru, 5.375%, 9/16/20	4,872,000	5,261,760
Bank of Tokyo-Mitsubishi UFJ Ltd., 4.1%, 9/09/23 (n)	4,960,000	5,340,898
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	4,730,000	5,203,000
Capital One Financial Corp., 6.15%, 9/01/16	8,680,000	9,330,193
Citigroup, Inc., 2.5%, 9/26/18	10,880,000	11,007,122
Discover Bank, 4.2%, 8/08/23	4,000,000	4,197,320
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	5,168,000	6,976,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
SunTrust Banks, Inc., 2.35%, 11/01/18	$2,541,000	$2,556,609
Swedbank AB, 2.125%, 9/29/17 (n)	1,317,000	1,332,275
U.S. Bancorp, 3.7%, 1/30/24	4,692,000	4,932,324

		$66,664,225
Pharmaceuticals - 0.6%
AbbVie, Inc., 1.2%, 11/06/15	$10,860,000	$10,891,831
Bayer U.S. Finance LLC, 3%, 10/08/21 (n)	9,000,000	9,073,170
Gilead Sciences, Inc., 3.7%, 4/01/24	1,862,000	1,952,923
Gilead Sciences, Inc., 3.5%, 2/01/25	4,770,000	4,895,928
Hospira, Inc., 6.05%, 3/30/17	5,813,000	6,267,728
Roche Holdings, Inc., 6%, 3/01/19 (n)	3,564,000	4,116,370
Teva Pharmaceutical Finance IV LLC, 3.65%, 11/10/21	7,330,000	7,511,190

		$44,709,140
Real Estate - Apartment - 0.1%
ERP Operating LP, REIT, 5.375%, 8/01/16	$1,460,000	$1,556,342
ERP Operating LP, REIT, 4.625%, 12/15/21	5,212,000	5,701,980

		$7,258,322
Real Estate - Healthcare - 0.1%
HCP, Inc., REIT, 5.375%, 2/01/21	$4,146,000	$4,629,863

Real Estate - Retail - 0.1%
Simon Property Group, Inc., REIT, 4.375%, 3/01/21	$4,500,000	$4,941,239

Retailers - 0.4%
Gap, Inc., 5.95%, 4/12/21	$3,740,000	$4,256,142
Home Depot, Inc., 3.75%, 2/15/24	3,600,000	3,845,146
Home Depot, Inc., 5.95%, 4/01/41	1,578,000	2,060,988
Wal-Mart Stores, Inc., 5.25%, 9/01/35	12,347,000	14,851,700

		$25,013,976
Supermarkets - 0.1%
The Kroger Co., 4%, 2/01/24	$8,000,000	$8,398,168

Supranational - 0.0%
Asian Development Bank, 1.125%, 3/15/17	$3,322,000	$3,339,105

Telecommunications - Wireless - 0.4%
American Tower Trust I, REIT, 3.07%, 3/15/23 (n)	$5,960,000	$5,925,015
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	3,852,000	4,424,569
Crown Castle Towers LLC, 4.883%, 8/15/20 (n)	2,040,000	2,242,421
Rogers Communications, Inc., 6.8%, 8/15/18	8,529,000	9,843,677
SBA Tower Trust, 2.898%, 10/15/19 (n)	2,389,000	2,395,295

		$24,830,977
Tobacco - 0.2%
Altria Group, Inc., 2.85%, 8/09/22	$6,040,000	$5,869,044
B.A.T. International Finance PLC, 3.25%, 6/07/22 (n)	5,833,000	5,865,606

		$11,734,650
Transportation - Services - 0.1%
ERAC USA Finance Co., 7%, 10/15/37 (n)	$6,381,000	$8,599,119

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - 0.3%
Aid-Egypt, 4.45%, 9/15/15	$9,559,000	$9,833,372
Small Business Administration, 4.35%, 7/01/23	481,180	507,233
Small Business Administration, 4.77%, 4/01/24	1,162,199	1,233,076
Small Business Administration, 5.18%, 5/01/24	2,050,706	2,216,358
Small Business Administration, 5.52%, 6/01/24	953,099	1,050,239
Small Business Administration, 4.99%, 9/01/24	1,917,977	2,073,259
Small Business Administration, 4.95%, 3/01/25	1,741,073	1,888,608

		$18,802,145
U.S. Treasury Obligations - 13.4%
U.S. Treasury Bonds, 8.5%, 2/15/20	$2,148,000	$2,870,097
U.S. Treasury Bonds, 6%, 2/15/26	1,524,000	2,088,355
U.S. Treasury Bonds, 6.75%, 8/15/26	926,000	1,351,091
U.S. Treasury Bonds, 5.25%, 2/15/29	5,294,000	7,120,430
U.S. Treasury Bonds, 5.375%, 2/15/31	4,690,000	6,541,087
U.S. Treasury Bonds, 4.5%, 2/15/36	1,557,000	2,078,595
U.S. Treasury Bonds, 5%, 5/15/37	2,452,000	3,500,995
U.S. Treasury Bonds, 4.5%, 8/15/39	133,740,000	178,354,862
U.S. Treasury Bonds, 2.875%, 5/15/43	24,507,900	25,086,139
U.S. Treasury Notes, 2.125%, 5/31/15	70,413,000	70,990,598
U.S. Treasury Notes, 4.25%, 8/15/15	856,000	877,433
U.S. Treasury Notes, 0.375%, 2/15/16	66,024,700	66,040,150
U.S. Treasury Notes, 2.625%, 2/29/16	4,568,000	4,686,124
U.S. Treasury Notes, 0.875%, 12/31/16	204,051,000	204,768,443
U.S. Treasury Notes, 0.75%, 6/30/17	19,439,000	19,360,039
U.S. Treasury Notes, 4.75%, 8/15/17	2,870,000	3,150,720
U.S. Treasury Notes, 3.75%, 11/15/18	4,535,000	4,940,316
U.S. Treasury Notes, 3.125%, 5/15/19	52,370,000	55,827,258
U.S. Treasury Notes, 3.5%, 5/15/20	55,133,000	60,129,428
U.S. Treasury Notes, 3.125%, 5/15/21	147,456,000	158,192,566
U.S. Treasury Notes, 2.5%, 8/15/23	56,647,000	58,430,474

		$936,385,200
Utilities - Electric Power - 0.7%
Berkshire Hathaway Energy Co., 3.75%, 11/15/23	$3,550,000	$3,701,180
MidAmerican Funding LLC, 6.927%, 3/01/29	2,785,000	3,697,291
Oncor Electric Delivery Co., 7%, 9/01/22	4,555,000	5,769,600
Pacific Gas & Electric Co., 4.6%, 6/15/43	4,920,000	5,248,567
PPL Capital Funding, Inc., 5%, 3/15/44	1,773,000	1,973,232
PPL Corp., 3.4%, 6/01/23	4,920,000	4,929,240
Progress Energy, Inc., 3.15%, 4/01/22	6,169,000	6,249,154
PSEG Power LLC, 5.32%, 9/15/16	5,099,000	5,449,062
Southern Co., 2.15%, 9/01/19	7,000,000	6,954,969
Waterford 3 Funding Corp., 8.09%, 1/02/17	2,987,363	2,987,785

		$46,960,080
Total Bonds		$2,665,052,786

Preferred Stocks - 0.2%
Metals & Mining - 0.1%
Vale S.A.	1,281,900	$9,301,857

Utilities - Electric Power - 0.1%
Companhia Energetica de Minas Gerais	1,260,515	$6,157,726
Total Preferred Stocks		$15,459,583

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Convertible Preferred Stocks - 0.0%
Aerospace - 0.0%
United Technologies Corp., 7.5%	27,887	$1,710,310

Money Market Funds - 4.5%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	310,789,206	$310,789,206

Collateral for Securities Loaned - 0.1%
JPMorgan Prime Money Market Fund, 0.08%, at Net Asset Value (j)	7,791,500	$7,791,500
Total Investments		$7,154,520,541

Other Assets, Less Liabilities - (2.8)%		(195,695,554)
Net Assets - 100.0%		$6,958,824,987

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $170,943,680, representing 2.5% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.77%, 12/28/40	3/01/06	$5,961,945	$3,558,385
BlackRock Capital Finance LP, 7.75%, 9/25/26	10/10/96	522,393	28,735
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.533%, 1/30/25	9/26/14	5,756,607	5,715,146
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.331%, 7/15/25	9/26/14	7,335,931	7,288,409
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.384%, 4/25/25	9/26/14	6,677,690	6,637,428
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/19	4/28/14	5,285,826	5,351,387
Total Restricted Securities			$28,579,490
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

12/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of December 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,776,499,893	$—	$—	$3,776,499,893
United Kingdom	211,067	96,722,210	—	96,933,277
Switzerland	—	72,586,097	—	72,586,097
Canada	48,831,293	—	—	48,831,293
Japan	—	37,119,115	—	37,119,115
Brazil	19,374,600	15,459,583	—	34,834,183
France	—	30,259,767	—	30,259,767
Germany	18,006,134	—	—	18,006,134
Netherlands	—	12,873,679	—	12,873,679
Other Countries	14,741,097	28,202,510	—	42,943,607
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	958,888,184	—	958,888,184
Non-U.S. Sovereign Debt	—	65,952,806	—	65,952,806
U.S. Corporate Bonds	—	539,674,315	—	539,674,315
Residential Mortgage-Backed Securities	—	772,825,043	—	772,825,043
Commercial Mortgage-Backed Securities	—	108,364,393	—	108,364,393
Asset-Backed Securities (including CDOs)	—	32,737,521	—	32,737,521
Foreign Bonds	—	186,610,528	—	186,610,528
Mutual Funds	318,580,706	—	—	318,580,706
Total Investments	$4,196,244,790	$2,958,275,751	$—	$7,154,520,541

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $71,310,994 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,802,691,134
Gross unrealized appreciation	1,415,512,366
Gross unrealized depreciation	(63,682,959)
Net unrealized appreciation (depreciation)	$1,351,829,407

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	259,156,492	176,887,195	(125,254,481)	310,789,206

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$59,577	$310,789,206

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST V

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: February 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: February 13, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 13, 2015

*	Print name and title of each signing officer under his or her signature.